Summary of Significant Accounting Policies (Details Textual 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual)
Accounts receivable	$ 410,846		$ 410,846		$ 480,190	$ 185,585
Receivable from payment processors					477,432
Receivable from advertising network					64,330
Uninsured amount of cash and cash equivalents and credit card holdback receivables by FDIC	4,356,873		4,356,873		1,561,947	2,052,693
Credit card holdback receivable	415,571		415,571		441,840	239,452
Uninsured amount of credit card holdback receivables by FDIC	213,073		213,073		248,534
Description of period for payback of remaining funds					90 to 180 days
Potential future chargeback					61,572
Advertising and marketing	$ 1,509,760	$ 3,389,934	$ 9,053,658	$ 10,598,544	$ 14,626,963	$ 3,906,317
Mobile Payment Processor [Member]
Summary of Significant Accounting Policies (Additional Textual)
Percentage of account receivable					33.00%
Credit Card Payment Processor [Member]
Summary of Significant Accounting Policies (Additional Textual)
Percentage of account receivable					22.00%
Credit Card Payment Processor Two [Member]
Summary of Significant Accounting Policies (Additional Textual)
Percentage of account receivable					19.00%
Mobile Payment Processor Two [Member]
Summary of Significant Accounting Policies (Additional Textual)
Percentage of account receivable					13.00%
Stock Option and Warrants [Member]
Summary of Significant Accounting Policies (Textual)
Securities excluded from computation of earnings per share, amount					8,162,500	6,645,000
Convertible Debt [Member]
Summary of Significant Accounting Policies (Textual)
Securities excluded from computation of earnings per share, amount					525,555